Reconciliation of Differences between Basic and Diluted EPS (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share [Abstract]
Net income (loss) attributable to Sony Corporation's stockholders for basic and diluted EPS computation	¥ (128,369)	¥ 41,540	¥ (455,038)
Weighted-average shares outstanding	1,027,024	1,005,417	1,003,578
Effect of dilutive securities:
Stock acquisition rights		67
Zero coupon convertible bonds		65,308
Weighted-average shares for diluted EPS computation	1,027,024	1,070,792	1,003,578
Basic EPS	¥ (124.99)	¥ 41.32	¥ (453.42)
Diluted EPS	¥ (124.99)	¥ 38.79	¥ (453.42)